Operating Lease Commitments (Details)	Jun. 30, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
July 1, 2023 to June 30, 2024	$ 96,283
July 1, 2024 to September 30, 2024	22,065
Total undiscounted operating lease payments	118,348
Less: imputed interest	9,318
Present value of operating lease liabilities	$ 109,030